Issued share capital, share premium account and share options - Share options and share purchase arrangements (Details) Options in Millions, EquityInstruments in Millions	12 Months Ended				60 Months Ended
	Mar. 31, 2023 Options € / shares	Mar. 31, 2022 Options € / shares	Mar. 31, 2021 Options € / shares	Mar. 31, 2013	Mar. 31, 2023 EquityInstruments Options € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options outstanding at beginning of year | Options	22.8	30.0	34.8
Share options forfeited | Options		(0.7)	(1.2)
Share options exercised | Options	(4.1)	(6.5)	(3.6)
Share options outstanding at end of year | Options	18.7	22.8	30.0		18.7
Weighted average exercise price, share options outstanding at beginning of year | € / shares	€ 10.57	€ 9.83	€ 9.57
Weighted average exercise price, share options forfeited | € / shares		12.98	11.56
Weighted average exercise price, share options exercised | € / shares	7.64	7.23	6.42
Weighted average exercise price, share options outstanding at end of year | € / shares	€ 11.24	€ 10.57	€ 9.83		€ 11.24
LTIP 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted in share-based payment arrangement | EquityInstruments					0.9
Option plan 2013 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum percentage of shares issued under plan in relation to outstanding ordinary shares				5.00%